Income Taxes (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]
Components of income (loss) before income taxes
United States	$ (42.7)	$ 35.8	$ (1.3)	$ 16.0	$ (27.3)
Foreign	0.8	1.7		6.2	7.8
Income (loss) before income taxes, Total	$ (41.9)	$ 37.5	$ (1.3)	$ 22.2	$ (19.5)